Summary of significant accounting policies - Impairment of non financial assets and Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Impairment loss		¥ 0
Application and platform | Minimum
Intangible assets
Useful life	3 years
Application and platform | Maximum
Intangible assets
Useful life	10 years
Purchased software | Minimum
Intangible assets
Useful life	3 years
Purchased software | Maximum
Intangible assets
Useful life	10 years
Business licenses | Minimum
Intangible assets
Useful life	3 years
Business licenses | Maximum
Intangible assets
Useful life	5 years